Commitments and Contingencies (Contractual Obligations) (Details) CAD in Millions	Dec. 31, 2016 CAD
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	CAD 1,793
Contractual Obligation, Due in Second Year	897
Contractual Obligation, Due in Third Year	719
Contractual Obligation, Due in Fourth Year	766
Contractual Obligation, Due in Fifth Year	466
Contractual Obligation, Due after Fifth Year	4,191
Contractual Obligation	8,832
Purchased Power [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	253	[1]
Contractual Obligation, Due in Second Year	224	[1]
Contractual Obligation, Due in Third Year	206	[1]
Contractual Obligation, Due in Fourth Year	202	[1]
Contractual Obligation, Due in Fifth Year	198	[1]
Contractual Obligation, Due after Fifth Year	2,272	[1]
Contractual Obligation	3,355	[1]
Fuel And Gas Supply [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	475
Contractual Obligation, Due in Second Year	161
Contractual Obligation, Due in Third Year	109
Contractual Obligation, Due in Fourth Year	28
Contractual Obligation, Due in Fifth Year	22
Contractual Obligation, Due after Fifth Year	0
Contractual Obligation	795
Demand Side Management [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	42
Contractual Obligation, Due in Second Year	48
Contractual Obligation, Due in Third Year	13
Contractual Obligation, Due in Fourth Year	0
Contractual Obligation, Due in Fifth Year	0
Contractual Obligation, Due after Fifth Year	0
Contractual Obligation	103
Transportation [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	496	[2]
Contractual Obligation, Due in Second Year	392	[2]
Contractual Obligation, Due in Third Year	310	[2]
Contractual Obligation, Due in Fourth Year	280	[2]
Contractual Obligation, Due in Fifth Year	196	[2]
Contractual Obligation, Due after Fifth Year	1,622	[2]
Contractual Obligation	3,296	[2]
Long-term service agreements [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	92	[3]
Contractual Obligation, Due in Second Year	55	[3]
Contractual Obligation, Due in Third Year	67	[3]
Contractual Obligation, Due in Fourth Year	44	[3]
Contractual Obligation, Due in Fifth Year	42	[3]
Contractual Obligation, Due after Fifth Year	227	[3]
Contractual Obligation	527	[3]
Capital projects [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	133
Contractual Obligation, Due in Second Year	0
Contractual Obligation, Due in Third Year	0
Contractual Obligation, Due in Fourth Year	0
Contractual Obligation, Due in Fifth Year	0
Contractual Obligation, Due after Fifth Year	0
Contractual Obligation	133
Equity investment commitments [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	236	[4]
Contractual Obligation, Due in Second Year	0	[4]
Contractual Obligation, Due in Third Year	0	[4]
Contractual Obligation, Due in Fourth Year	200	[4]
Contractual Obligation, Due in Fifth Year	0	[4]
Contractual Obligation, Due after Fifth Year	0	[4]
Contractual Obligation	436	[4]
Leases and other [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	66	[5]
Contractual Obligation, Due in Second Year	17	[5]
Contractual Obligation, Due in Third Year	14	[5]
Contractual Obligation, Due in Fourth Year	12	[5]
Contractual Obligation, Due in Fifth Year	8	[5]
Contractual Obligation, Due after Fifth Year	70	[5]
Contractual Obligation	CAD 187	[5]

[1]	Annual requirement to purchase electricity production from independent power producers over varying contract lengths.
[2]	Purchasing commitments for transportation of fuel and transportation capacity on various pipelines.
[3]
Maintenance of certain generating equipment, services related to a generation facility and wind operating agreements, outsourced management of computer and communication infrastructure and vegetation management.

[4]
Emera has a commitment in connection with the Federal Loan Guarantee ("FLG") to complete construction of the Maritime Link. Thirty per cent of the financing of this project will come from Emera as equity. Emera also has a commitment to make equity contributions to the Labrador Island Link Limited Partnership upon draw requests from the general partner. The amounts forecasted are a combination of equity investments for both projects and are subject to change in both timing and amounts as the projects advance through construction.

[5]	Operating lease agreements for office space, land, plant fixtures and equipment, telecommunications services, rail cars and vehicles.